Offerings - Offering: 1	Oct. 17, 2025 USD ($)
Offering:
Fee Previously Paid	false	[1]
Transaction Valuation	$ 1,140,150,000	[2]
Fee Rate	0.01381%
Amount of Registration Fee	$ 157,454.72	[3]
Offering Note

(1)	Fee computed on table above per Exchange Act Rules 14a-6(i)(1) and 0-11.

(2)	The maximum aggregate cash consideration to be received by Tiptree Inc. in connection with the transaction is $1,140,150,000.00.

(3)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the aggregate value of the transaction as calculated in note (2) above and 0.00013810.

[1]

(1)	Fee computed on table above per Exchange Act Rules 14a-6(i)(1) and 0-11.

[2]

(2)	The maximum aggregate cash consideration to be received by Tiptree Inc. in connection with the transaction is $1,140,150,000.00.

[3]

(3)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the aggregate value of the transaction as calculated in note (2) above and 0.00013810.